CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Multi-Style Premia Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (“Amendment No. 64”), and (b) that Amendment No. 64 was filed electronically.

Dated: March 12, 2018	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary